Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]

Movements during 2024 (million euro)	Land and buildings	Plant and machinery	Fixtures, fittings, tooling and furniture	Total
Investment: Balance at 01.01.2024	106	523	495	1,124
Additions	75	80	163	318
Disposals	(3)	(49)	(25)	(77)
Scope changes and transfers	5	185	(207)	(17)
Foreign exchange effect	3	16	10	29
Balances at 12.31.2024	186	755	436	1,377
Accumulated depreciation and impairment losses at 01.01.2024	(35)	(323)	(172)	(530)
Depreciation charge	(6)	(104)	(27)	(137)
Disposals	2	66	12	80
Scope changes and transfers	(2)	(2)	(6)	(10)
Foreign exchange effect	(1)	(4)	(3)	(8)
Balances at 12.31.2024	(42)	(367)	(196)	(605)
Carrying amount at 12.31.2024	144	388	240	772

Movements during 2023 (Million euro)	Land and buildings	Plant and machinery	Fixtures, fittings, tooling and furniture	Total
Investment: Balance at 01.01.2023	94	480	395	969
Additions	4	69	142	215
Disposals	(2)	(34)	(27)	(63)
Scope changes and transfers	8	3	(11)	—
Foreign exchange effect	2	5	(4)	3
Balances at 12.31.2023	106	523	495	1,124
Accumulated depreciation and impairment losses at 01.01.2023	(29)	(297)	(164)	(490)
Depreciation charge	(6)	(48)	(19)	(73)
Disposals	—	18	14	32
Scope changes and transfers	1	7	(5)	3
Foreign exchange effect	(1)	(3)	1	(3)
Impairment of property, plant and equipment	—	—	1	1
Balances at 12.31.2023	(35)	(323)	(172)	(530)
Carrying amount at 12.31.2023	71	200	323	594

Disclosure of additions other than through business combinations property plant and equipment [Table Text Block]

(Million euro)	2024	2023
Construction	117	103
Energy	107	102
Other businesses	94	10
TOTAL	318	215